Loans - Residential RealEstate - PCI Loans, FICO and LTV (Details 8b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 80,206	$ 86,073
Purchased Credit Impaired [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	11,061	11,802
Purchased Credit Impaired [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,906	15,246
Purchased Credit Impaired [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	13,639	14,584
Purchased Credit Impaired [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	11,716	12,375
Purchased Credit Impaired [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	9,764	10,491
Purchased Credit Impaired [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,856	8,367
Purchased Credit Impaired [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,150	6,551
Purchased Credit Impaired [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,114	6,657
PCI Home Equity [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	6,066	6,289
PCI Home Equity [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,635	4,043
PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	5,733	6,053
PCI Home Equity [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,546	2,696
PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,704	3,995
PCI Home Equity [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,383	1,482
PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,503	2,641
PCI Home Equity [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,041	1,113
PCI Prime Mortgage [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,168	2,400
PCI Prime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,604	2,744
PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,466	3,815
PCI Prime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,814	3,011
PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,870	1,970
PCI Prime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,690	1,857
PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,306	1,443
PCI Prime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,555	1,688
PCI Subprime Mortgage [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	450	432
PCI Subprime Mortgage [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,072	2,129
PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	424	424
PCI Subprime Mortgage [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,661	1,663
PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	341	374
PCI Subprime Mortgage [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,365	1,477
PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	178	186
PCI Subprime Mortgage [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,186	1,357
PCI Option ARMs [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,377	2,681
PCI Option ARMs [Member] | Current Estimated LTV Greater Than 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	5,595	6,330
PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,016	4,292
PCI Option ARMs [Member] | Current Estimated Ltv Between 101% And 125% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,695	5,005
PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,849	4,152
PCI Option ARMs [Member] | Current Estimated LTV Between 80% To 100% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,418	3,551
PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Equal to or greater than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,163	2,281
PCI Option ARMs [Member] | Current Estimated LTV Less Than 80% [Member] | Refreshed FICO Scores Less than 660 [Member]
Residential RealEstate - PCI Loans, by Class, by FICO and LTV [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 2,332	$ 2,499